Condensed Financial Information Parent Company Only (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total assets	$ 1,099,344,934	$ 1,056,032,147
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	1,010,316,120	980,855,784
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2023 and 2022 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,724,151 and 5,647,710 shares issued at December 31, 2023 and 2022, respectively (including 20,774 and 16,850 shares issued February 1, 2024 and 2023, respectively)	14,310,378	14,119,275
Additional paid-in capital	37,574,578	36,383,235
Retained earnings	54,198,230	46,464,447
Accumulated other comprehensive loss	(15,931,595)	(20,667,817)
Less: treasury stock, at cost; 210,101 shares at December 31, 2023 and 2022	(2,622,777)	(2,622,777)
Total shareholders' equity	89,028,814	75,176,363	$ 84,760,268
Total liabilities and shareholders' equity	1,099,344,934	1,056,032,147
Parent Company [Member]
Cash	1,081,158	1,372,381	$ 908,042
Investment in subsidiary - Community National Bank	101,032,517	87,018,360
Investment in Capital Trust	387,000	387,000
Income taxes receivable	323,825	223,816
Total assets	102,824,500	89,001,557
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	908,686	938,194
Total liabilities	13,795,686	13,825,194
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2023 and 2022 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,724,151 and 5,647,710 shares issued at December 31, 2023 and 2022, respectively (including 20,774 and 16,850 shares issued February 1, 2024 and 2023, respectively)	14,310,378	14,119,275
Additional paid-in capital	37,574,578	36,383,235
Retained earnings	54,198,230	46,464,447
Accumulated other comprehensive loss	(15,931,595)	(20,667,817)
Less: treasury stock, at cost; 210,101 shares at December 31, 2023 and 2022	(2,622,777)	(2,622,777)
Total shareholders' equity	89,028,814	75,176,363
Total liabilities and shareholders' equity	$ 102,824,500	$ 89,001,557